10. Finance Income and Finance Costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Finance Income and Finance Costs Line Items]
Finance income / (costs) - net	€ 60	€ (2,983)	€ (230)
Interest Perceptive Loan Agreement (see note 17)
Disclosure of Finance Income and Finance Costs Line Items]
Finance income / (costs) - net			(762)
Other finance cost Perceptive Loan Agreement (see note 17)
Disclosure of Finance Income and Finance Costs Line Items]
Finance income / (costs) - net			(242)
Interest SVB Loan Agreement (see note 17)
Disclosure of Finance Income and Finance Costs Line Items]
Finance income / (costs) - net	(847)	(690)	(41)
Foreign exchange differences
Disclosure of Finance Income and Finance Costs Line Items]
Finance income / (costs) - net	651	(2,378)	691
Interest certificates of deposit with maturities of more than three months (see not 14)
Disclosure of Finance Income and Finance Costs Line Items]
Finance income / (costs) - net	5	77	122
Other finance income/finance costs
Disclosure of Finance Income and Finance Costs Line Items]
Finance income / (costs) - net	€ 251	€ 8	€ 2